Principal Accounting Policies (Sales and Marketing) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Advertising and marketing promotion expenses	228.8	178.9	197.5